INCOME TAX EXPENSES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
INCOME TAX EXPENSES
18.	INCOME TAX EXPENSES

	For the six months ended June 30,
	2025 (Unaudited)	2024 (Unaudited)
	$	$
Current tax expense
Current period	(118,245)	(96,608)
Deferred tax (expense)/benefit
Origination and reversal of temporary difference	(4,793)	5,770
Income tax expenses	(123,038)	(90,838)

The tax on the Group’s (loss)/profit before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:

	For the six months ended June 30,
	2025 (Unaudited)	2024 (Unaudited)
	$	$
Reconciliation between tax expenses and accounting profit at applicable tax rate
(Loss)/Profit before tax	(8,072,948)	692,824
Tax at the Singapore statutory rate	1,372,401	(117,781)
Difference from the effect of tax rates in a foreign jurisdiction	(1,088,176)	(33,994)
Tax losses-unrecognized deferred tax assets	(141,243)	(39,238)
Non-deductible expenses	(328,499)	7,050
Other non-taxable Income	62,479	(28,749)
Income tax expenses	(123,038)	(90,838)